Restructuring Costs, Net	3 Months Ended
Mar. 31, 2015
Restructuring and Related Activities [Abstract]
Restructuring Costs, Net

NOTE 2 — RESTRUCTURING COSTS, NET

During the three months ended March 31, 2015 and 2014, Holdings incurred costs related to various cost reduction activities which are reported in the interim unaudited condensed consolidated statements of comprehensive income (loss) in restructuring costs, net. The components of restructuring costs, net are as follows (in millions):

	Three Months Ended March 31,
	2015	2014
Manufacturing and distribution footprint optimization	$0.3	$2.7
Severance	—	1.5
Gain on sale of equipment	—	(0.1)

	$0.3	$4.1

Holdings recorded equipment relocation and facility closing costs of $0.3 million and $1.0 million, during the three months ended March 31, 2015 and 2014, respectively, and termination benefits of $0.9 million during the three months ended March 31, 2014 associated with the closure of one of its U.S. filtration facilities and the transfer of manufacturing capacity, along with associated equipment, to one of Holdings’ existing U.S. facilities and one facility operated by Autoparts Holdings Limited (“Autoparts Holdings”).

During the three months ended March 31, 2014, Holdings recorded: (i) severance of $0.3 million, related to involuntary terminations of employees as part of cost reduction actions and business realignment, (ii) residual closing costs of $0.1 million related to the closure of a China facility in 2013 and (iii) a gain on sale of equipment of $0.1 million associated with its now closed Mexican foundry operations.

During the three months ended March 31, 2014, as part of a manufacturing footprint optimization plan for its fuel delivery systems product line, Holdings incurred: (i) $1.4 million of professional costs, (ii) $0.3 million of severance costs and (iii) $0.2 million of costs associated with asset relocation and installation.

The following table summarizes the activity in accrued restructuring reserves, including pension curtailments and settlements, during the three months ended March 31, 2015 and 2014 (in millions):

	Severance Costs	Other	Total
Balance at December 31, 2014	$0.2	$—	$0.2
Charges	—	0.3	0.3
Usage	(0.2)	(0.3)	(0.5)

Balance at March 31, 2015	$—	$—	$—

Balance at December 31, 2013	$1.4	$—	$1.4
Charges	1.5	2.6	4.1
Usage	(0.7)	(2.6)	(3.3)

Balance at March 31, 2014	$2.2	$—	$2.2

The severance accruals, as of December 31, 2014, are included in the interim unaudited condensed consolidated balance sheet in accrued expenses and other current liabilities.